Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Common shares, par value (in USD per share)	$ 0.001	$ 0.001
Common shares, authorized (in shares)	300,000,000	100,000,000
Common shares, issued (in shares)	80,169,719	32,902,048
Common shares, outstanding (in shares)	80,169,719	32,902,048